Inventories (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Raw materials	$ 6,432	40,865	66,428
Work-in-progress	0	0	77
Finished goods	851,715	5,410,946	6,131,462
Inventories, net	$ 858,147	5,451,811	6,197,967